GEOGRAPHIC AND CUSTOMER INFORMATION - Additional Information (Details)	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Segment Reporting Information [Line Items]
Number of customers accounted for over 10% of revenues	one	one
Customer Concentration Risk [Member] | Revenue Benchmark [Member] | Customer One [Member]
Segment Reporting Information [Line Items]
Concentration risk percentage	81.00%	66.00%